-----------------------------------------------------------------------------------------------------------------------------------
                                                          GROUP VEL ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                       STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1995

-----------------------------------------------------------------------------------------------------------------------------------
                                                                           INVESTMENT
                                                         GROWTH           GRADE INCOME        MONEY MARKET      EQUITY INDEX
                                                       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                                            1                   2                  3                 4
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica Investment Trust     $      239          $      222          $      207        $      242
                                                       ----------          ----------          ----------        ----------
   Net assets....................................      $      239          $      222          $      207        $      242
                                                       ==========          ==========          ==========        ==========

Net asset distribution by category:
  Value of investment by Allmerica Financial
      Life Insurance and Annuity Company (Sponsor)     $      239          $      222          $      207        $      242
                                                       ==========          ==========          ==========        ==========

Units outstanding, December 31, 1995.............             200                 200                 200               200
Net asset value per unit, December 31, 1995......      $ 1.195745          $ 1.108603          $ 1.037351        $ 1.210955


-----------------------------------------------------------------------------------------------------------------------------------
                                                         SELECT          SELECT CAPITAL          VIPF             VIPF
                                                  INTERNATIONAL EQUITY    APPRECIATION        HIGH INCOME     EQUITY INCOME
                                                       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                                           11                  12                 102              103
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica Investment Trust     $      226          $      279                  --                --
Investments in shares of Fidelity Variable
  Insurance Products Fund........................              --                  --          $      221        $      240
                                                       ----------          ----------          ----------        ----------
   Total assets..................................      $      226          $      279          $      221        $      240
                                                       ==========          ==========          ==========        ==========

Net asset distribution by category:
  Value of investment by Allmerica Financial
      Life Insurance and Annuity Company (Sponsor)     $      226          $      279          $      221        $      240
                                                       ==========          ==========          ==========        ==========

Units outstanding, December 31, 1995.............             200                 200                 200               200
Net asset value per unit, December 31, 1995......      $ 1.130496         $ 1.392805           $ 1.106506        $ 1.201949


The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
                                                          GROUP VEL ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                      SELECT                                        SELECT GROWTH             SMALL CAP
           GOVERNMENT BOND       AGGRESSIVE GROWTH        SELECT GROWTH              AND INCOME                 VALUE
             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                  5                      6                      7                         8                       9
-----------------------------------------------------------------------------------------------------------------------------------

             $      216             $      249              $      236                $      241             $      221
             ----------             ----------              ----------                ----------             ----------
             $      216             $      249              $      236                $      241             $      221
             ==========             ==========              ==========                ==========             ==========



             $      216             $      249              $      236                $      241             $      221
             ==========             ==========              ==========                ==========             ==========

                    200                    200                     200                       200                    200
             $ 1.080550             $ 1.246093              $ 1.179299                $ 1.206910             $ 1.105951


------------------------------------------------------------------------------------------------------------------------------------
                VIPF                  VIPF                  VIPF II                  T. ROWE                DGPF
               GROWTH               OVERSEAS             ASSET MANAGER         INTERNATIONAL STOCK  INTERNATIONAL EQUITY
             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                 104                   105                    106                      150                   207
------------------------------------------------------------------------------------------------------------------------------------

                     --                     --                      --                        --                     --

             $      249             $      215              $      225                        --                     --
             ----------             ----------              ----------                ----------             ----------
             $      249             $      215              $      225                        --                     --
             ==========             ==========              ==========                ==========             ==========



             $      249             $      215              $      225                        --                     --
             ==========             ==========              ==========                ==========             ==========

                    200                    200                     200                        --                     --
             $ 1.246243             $ 1.075002              $ 1.124654                        --                     --

-----------------------------------------------------------------------------------------------------------------------------------
                                                          GROUP VEL ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                       STATEMENT OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INVESTMENT
                                                        GROWTH         GRADE INCOME         MONEY MARKET         EQUITY INDEX
                                                     SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                          1                  2                    3                    4
                                                   FOR THE PERIOD     FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                                5/1/95* TO 12/31/95  5/1/95* TO 12/31/95  5/1/95* TO 12/31/95  5/1/95* TO 12/31/95
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends....................................       $  22              $  11               $   7              $  17
                                                       -----              -----               -----              -----

UNREALIZED GAIN
  ON INVESTMENTS:
   Net unrealized gain..........................          17                 11                  --                 25
                                                       -----              -----               -----              -----
   Net increase in net assets from operations...       $  39              $  22               $   7              $  42
                                                       =====              =====               =====              =====



------------------------------------------------------------------------------------------------------------------------------------
                                                        SELECT               SELECT                VIPF               VIPF
                                                      NTERNATIONAL   CAPITAL APPRECIATION      HIGH INCOME      EQUITY INCOME
                                                        EQUITY            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                          11                  12                   102                103
                                                   FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD
                                                5/1/95* TO 12/31/95  5/1/95* TO 12/31/95  5/1/95* TO 12/31/95  5/1/95* TO 12/31/95
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends....................................       $   3              $   5                  --              $   4
                                                       -----              -----               -----              -----

UNREALIZED GAIN
  ON INVESTMENTS:
   Net unrealized gain..........................          23                 74               $  21                 36
                                                       -----              -----               -----              -----
   Net increase in net assets from operations.. .      $  26              $  79               $  21              $  40
                                                       =====              =====               =====              =====


* Date of initial investment

(a) As of December 31, 1995, there have been no transactions for Sub-Accounts 150 and 207.

The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                          GROUP VEL ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                     SELECT                                    SELECT GROWTH             SMALL
            GOVERNMENT BOND     AGGRESSIVE GROWTH       SELECT GROWTH           AND INCOME             CAP VALUE
              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                   5                    6                     7                      8                     9
            FOR THE PERIOD       FOR THE PERIOD        FOR THE PERIOD         FOR THE PERIOD        FOR THE PERIOD
         5/1/95* TO 12/31/95   5/1/95* TO 12/31/95   5/1/95* TO 12/31/95     5/1/95* TO 12/31/95  5/1/95* TO 12/31/95
------------------------------------------------------------------------------------------------------------------------------------

                 $  9                   --                   --                     $ 11                 $  7
                 ----                 ----                 ----                     ----                 ----



                    7                 $ 49                 $ 37                       30                   14
                 ----                 ----                 ----                     ----                 ----
                 $ 16                 $ 49                 $ 37                     $ 41                 $ 21
                 ====                 ====                 ====                     ====                 ====



------------------------------------------------------------------------------------------------------------------------------------
                VIPF                                       VIPF II
               GROWTH             VIPF OVERSEAS         ASSET MANAGER
             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT               T. ROWE                DGPF
                 104                   105                   106             INTERNATIONAL STOCK  INTERNATIONAL EQUITY
           FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD            SUB-ACCOUNT           SUB-ACCOUNT
         5/1/95* TO 12/31/95   5/1/95* TO 12/31/95  5/10/95* TO 12/31/95           150 (a)               207 (a)
------------------------------------------------------------------------------------------------------------------------------------

                   --                   --                   --                       --                    --
                 ----                 ----                 ----                     ----                  ----



                 $ 48                 $ 15                 $ 25                       --                   --
                 ----                 ----                 ----                     ----                 ----
                 $ 48                 $ 15                 $ 25                       --                   --
                 ====                 ====                 ====                     ====                 ====

------------------------------------------------------------------------------------------------------------------------------------
                                                          GROUP VEL ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                  STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                           INVESTMENT
                                                        GROWTH            GRADE INCOME          MONEY MARKET         EQUITY INDEX
                                                      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                           1                    2                    3                    4
                                                      PERIOD FROM          PERIOD FROM          PERIOD FROM          PERIOD FROM
                                                 5/1/95* TO 12/31/95  5/1/95* TO 12/31/95  5/1/95* TO 12/31/95  5/1/95* TO 12/31/95
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  FROM OPERATIONS:
   Net investment income...............................  $  22              $  11              $   7              $  17
   Net unrealized gain on investments..................     17                 11                 --                 25
                                                         -----              -----              -----              -----

   Net increase in net assets from operations..........     39                 22                  7                 42
                                                         -----              -----              -----              -----
  FROM CAPITAL TRANSACTIONS:
   Other transfers to the General Account of
       Allmerica Financial Life Insurance and Annuity
       Company (Sponsor)...............................     --                 --                 --                 --
   Net increase in investment by Allmerica Financial
       Life Insurance and Annuity Company (Sponsor)....    200                200                200                200
                                                         -----              -----              -----              -----
   Net increase in net assets from capital transactions    200                200                200                200
                                                         -----              -----              -----              -----

   Net increase in net assets..........................    239                222                207                242

  NET ASSETS:
   Beginning of period.................................     --                 --                 --                 --
                                                         -----              -----              -----              -----
   End of period.......................................  $ 239              $ 222              $ 207              $ 242
                                                         =====              =====              =====              =====

-----------------------------------------------------------------------------------------------------------------------------------
                                                 SELECT INTERNATIONAL        SELECT                VIPF               VIPF
                                                        EQUITY        CAPITAL APPRECIATION      HIGH INCOME       EQUITY INCOME
                                                      SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                                          11                   12                    102                103
                                                      PERIOD FROM         PERIOD FROM          PERIOD FROM         PERIOD FROM
                                                  5/1/95* TO 12/31/95  5/1/95* TO 12/31/95  5/1/95* TO 12/31/95 5/1/95* TO 12/31/95
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  FROM OPERATIONS:
   Net investment income...............................  $   3              $   5                 --              $   4
   Net unrealized gain on investments..................     23                 74              $  21                 36
                                                         -----              -----              -----              -----

   Net increase in net assets from operations..........     26                 79                 21                 40
                                                         -----              -----              -----              -----
  FROM CAPITAL TRANSACTIONS:
   Other transfers from the General Account of
       Allmerica Financial Life Insurance and Annuity
       Company (Sponsor)...............................     --                 --                 --                 --
   Net increase in investment by Allmerica Financial
       Life Insurance and Annuity Company (Sponsor)....    200                200                200                200
                                                         -----              -----              -----              -----
   Net increase in net assets from capital transactions    200                200                200                200
                                                         -----              -----              -----              -----

   Net increase in net assets..........................    226                279                221                240

  NET ASSETS:
   Beginning of period.................................     --                 --                 --                 --
                                                         -----              -----              -----             ------
   End of period.......................................  $ 226              $ 279              $ 221             $  240
                                                         =====              =====              =====             ======
   * Date of initial investment
   (a) As of December 31, 1995, there have been no transactions for Sub-Accounts 150 and 207.

   The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                          GROUP VEL ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                     SELECT                                    SELECT GROWTH              SMALL
            GOVERNMENT BOND     AGGRESSIVE GROWTH       SELECT GROWTH           AND INCOME               CAP VALUE
              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                   5                    6                     7                      8                       9
              PERIOD FROM          PERIOD FROM           PERIOD FROM            PERIOD FROM             PERIOD FROM
          5/1/95* TO 12/31/95  5/1/95* TO 12/31/95   5/1/95* TO 12/31/95    5/1/95* TO 12/31/95     5/1/95* TO 12/31/95
------------------------------------------------------------------------------------------------------------------------------------


                $   9                   --                    --                  $  11                  $   7
                    7                $  49                 $  37                     30                     14
                -----                -----                 -----                  -----                  -----

                   16                   49                    37                     41                     21
                -----                -----                 -----                  -----                  -----



                   --                   --                    (1)                    --                     --

                  200                  200                   200                    200                    200
                -----                -----                 -----                  -----                  -----
                  200                  200                   199                    200                    200
                -----                -----                 -----                  -----                  -----

                  216                  249                   236                    241                    221


                   --                   --                    --                     --                     --
                -----                -----                 -----                  -----                  -----
                $ 216                $ 249                 $ 236                  $ 241                  $ 221
                =====                =====                 =====                  =====                  =====

------------------------------------------------------------------------------------------------------------------------------------
                                     VIPF II
              VIPF GROWTH           VIPF OVERSEAS         ASSET MANAGER
              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT              T. ROWE                  DGPF
                  104                    105                   106            INTERNATIONAL STOCK    INTERNATIONAL EQUITY
              PERIOD FROM            PERIOD FROM           PERIOD FROM            SUB-ACCOUNT             SUB-ACCOUNT
          5/1/95* TO 12/31/95    5/1/95* TO 12/31/95  5/10/95* TO 12/31/95          150 (a)                 207 (a)
------------------------------------------------------------------------------------------------------------------------------------


                   --                    --                    --                     --                     --
                $  48                 $  15                 $  25                     --                     --
                -----                 -----                 -----                  -----                  -----

                   48                    15                    25                     --                     --
                -----                 -----                 -----                  -----                  -----



                    1                    --                    --                     --                     --

                  200                   200                   200                     --                     --
                -----                 -----                 -----                  -----                  -----
                  201                   200                   200                     --                     --
                -----                 -----                 -----                  -----                  -----

                  249                   215                   225                     --                     --


                   --                    --                    --                     --                     --
                -----                 -----                 -----                  -----                  -----
                $ 249                 $ 215                 $ 225                     --                     --
                =====                 =====                 =====                  =====                  =====

--------------------------------------------------------------------------------
                                GROUP VEL ACCOUNT
--------------------------------------------------------------------------------
                NOTES TO FINANCIAL STATEMENTS - December 31, 1995

NOTE 1 - ORGANIZATION

  The Group VELAccount (Group VEL) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (formerly named SMA Life Assurance Company) (the Company) established on May 1, 1995 for the purpose of separating from the general assets of the Company, those assets used to fund the variable portion of flexible premium variable life policies issued by the Company. Effective October 16, 1995, concurrent with the demutualization, State Mutual Life Assurance Company of America changed their name to First Allmerica Financial Life Insurance Company (First Allmerica). The Company is a wholly-owned subsidiary of First Allmerica. Under applicable insurance law, the assets and liabilities of Group VEL are clearly identified and distinguished from the other assets and liabilities of the Company. Group VEL cannot be charged with liabilities arising out of any other business of the Company.

  Group VEL is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Group VEL currently offers eighteen Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of First Allmerica, or of the Variable Insurance Products Fund (VIPF) or the Variable Insurance Products Fund II (VIPF II) managed by Fidelity Management & Research Company (Fidelity Management), or of the T. Rowe Price International Series, Inc. (T. Rowe) managed by Price-Fleming, or of the Delaware Group Premium Fund, Inc. (DGPF) managed by Delaware International Advisors, Ltd. The Trust, VIPF, VIPFII, T. Rowe and DGPF (the Funds) are open-end, diversified series management investment companies registered under the 1940 Act.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  Investments - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, VIPF, VIPF II, T. Rowe,or DGPF. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, VIPF, VIPFII, T. Rowe, or DGPF at net asset value.

  Federal Income Taxes - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Group VEL. Therefore, no provision for income taxes has been charged against Group VEL.

NOTE 3 - INVESTMENTS

  The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust, VIPF, VIPFII, T. Rowe and DGPF at December 31, 1995 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                              PORTFOLIO INFORMATION
SUB -            INVESTMENT                                        NUMBER            AGGREGATE        NET ASSET VALUE
ACCOUNT           PORTFOLIO                                      OF SHARES              COST              PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
            Allmerica Investment Trust:
    1       Growth.........................................          110               $ 222            $  2.176
    2       Investment Grade Income........................          198                 210               1.117
    3       Money Market...................................          207                 207               1.000
    4       Equity Index...................................          133                 217               1.827
    5       Government Bond................................          203                 209               1.062
    6       Select Aggressive Growth.......................          135                 200               1.848
    7       Select Growth..................................          172                 200               1.369
    8       Select Growth and Income.......................          190                 212               1.268
    9       Small Cap Value................................          179                 207               1.238
   11       Select International Equity....................          199                 203               1.136
   12       Select Capital Appreciation....................          203                 205               1.369

            Fidelity Variable Insurance Products Fund:
  102       High Income....................................           18                 200              12.050
  103       Equity Income..................................           12                 204              19.270
  104       Growth.........................................            9                 200              29.200
  105       Overseas.......................................           13                 200              17.050

            Fidelity Variable Insurance Products Fund II:
  106       Asset Manager..................................           14                 200              15.790

            T. Rowe Price International Series, Inc.:
  150       International Stock............................          ---                 ---              11.260

            Delaware Group Premium Fund:
  207       International Equity...........................          ---                 ---              13.110

NOTE 4 - RELATED PARTY TRANSACTIONS

  On the date of issue and each monthly payment date thereafter, a monthly charge is deducted from the policy value to compensate the Company for the cost of insurance, which varies by policy, the cost of any additional benefits provided by rider, and a monthly administrative charge of $6. The policyowner may instruct the Company to deduct this monthly charge from a specific Sub-Account, but if not so specified, it will be deducted on a pro-rata basis of allocation which is the same proportion that the policy value in the General Account of the Company and in each Sub-Account bear to the total policy value. For the year ended December 31, 1995, there were no monthly deductions from sub-account policy values.

  The Company makes a charge of .90% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The mortality and expense risks annual charge may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but the total charge may not exceed 1.275% per annum. During the first 15 policy years, the Company also charges each Sub-Account .25% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted in the daily computation of unit values but paid to the Company on a monthly basis. For the year ended December 31, 1995, there were no mortality and expense risk charges made.

  Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of First Allmerica, is principal underwriter and general distributor of Group VEL, and does not receive any compensation for sales of Group VEL policies. Commissions are paid to registered representatives of Allmerica Investments by the Company. As the current series of policies have a contingent deferred sales charge, no deduction is made for sales charges at the time of the sale. For the year ended December 31, 1995, there were no contingent deferred sales charges applicable to Group VEL policies.

NOTE 5 - DIVERSIFICATION REQUIREMENTS

  Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life insurance contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

  The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Inheiritage satisfies the current requirements of the regulations, and it intends that Group VEL will continue to meet such requirements.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

  Cost of purchases and proceeds from sales of the Trust, VIPF, VIPFII, T. Rowe, and DGPF shares by Group VEL during the period ended December 31, 1995 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
   SUB-
  ACCOUNT               INVESTMENT PORTFOLIO                         PURCHASES             SALES
-----------------------------------------------------------------------------------------------------------------------------------
           Allmerica Investment Trust:
     1     Growth..........................................           $   222                --
     2     Investment Grade Income.........................               211                --
     3     Money Market....................................               208                --
     4     Equity Index....................................               217                --
     5     Government Bond.................................               209                --
     6     Select Aggressive Growth........................               200                --
     7     Select Growth...................................               200                --
     8     Select Growth and Income........................               212                --
     9     Small Cap Value.................................               207                --
    11     Select International Equity.....................               203                --
    12     Select Capital Appreciation.....................               205                --

           Fidelity Variable Insurance Products Fund:
   102     High Income.....................................               200                --
   103     Equity Income...................................               204                --
   104     Growth..........................................               200                --
   105     Overseas........................................               200                --

           Fidelity Variable Insurance Products Fund II:
   106     Asset Manager...................................               200                --

           T. Rowe Price International Series, Inc.:
   150     International Stock.............................                --                --

           Delaware Group Premium Fund:
   207     International Equity............................                --                --
                                                                      -------            ------
           Totals                                                     $ 3,298                --
                                                                      =======            ======

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors Allmerica Financial Life Insurance and Annuity Company and Policyowners of Group VEL Account of Allmerica Financial Life Insurance and Annuity Company


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts (1, 2, 3, 4, 5, 6, 7, 8, 9, 11, 12, 102, 103, 104, 105, 106, 150, and 207) constituting the Group VEL Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 1995, the results of each of their operations and the changes in each of their net assets for the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1995 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts

February 23, 1996

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






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